JPMORGAN TRUST I

270 Park Avenue

New York, NY 10017

April 11, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of

JPMorgan Emerging Markets Local Currency Debt Fund (the “Fund”)

File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

We hereby submit for filing via EDGAR, on behalf of the Trust pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended (“1940 Act”), Post-Effective Amendment No. 209 (Amendment No. 210 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A.

This filing is being made for the purpose of registering the Fund as a new series of the Trust. Included in the filing are the prospectuses and statement of additional information (SAI) for the Fund. The Fund seeks to provide total return. The Fund will offer Class A, Class C, Select Class, Class R2, Class R5 and Class R6 Shares.

If you have any questions or comments, please call the undersigned at (614) 248-5749.

Sincerely,

/s/ Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary

Cc:	Vincent J. Di Stefano